Summary of Significant Accounting Policies - Additional information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [Line Items]
Income tax percentage on undistributed earnings	10.00%
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	67.00%	69.00%
Chunghwa Investment Co., Ltd. (CHI) [Member] | CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	3.53%
Chunghwa Investment Co., Ltd. (CHI) [Member] | Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	0.40%